Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Dec. 31, 2021
Buildings [Member] | Bottom of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	10 years
Buildings [Member] | Top of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	65 years
Machinery and equipment [Member] | Bottom of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	5 years
Machinery and equipment [Member] | Top of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	40 years
Transportation equipment [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	4 years
Furniture, chattels and computer equipment [Member] | Bottom of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	3 years
Furniture, chattels and computer equipment [Member] | Top of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful lives of assets in Years	10 years